Financial Income and Costs - Summary of Details of Financial Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Finance Income [line items]
Interest expenses	₩ 302,464	₩ 337,219	₩ 385,925
Loss on foreign currency transactions	40,303	37,936	42,831
Loss on foreign currency translation	12,239	121,949	175,613
Loss on settlement of derivatives	58,569	632	6,280
Loss on valuation of derivatives	209,582	138	1,733
Impairment loss on available-for-sale financial assets	6,137	966
Others	1,010	409	28,605
Total	644,531	515,087	645,331
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Loss on disposal of trade receivables	20,351	15,838	2,539
Available-for-sale [member]
Disclosure Of Finance Income [line items]
Loss on disposal of trade receivables	(89,598)	(22,695)	(131,045)
Impairment loss on available-for-sale financial assets	₩ 9	₩ 966	₩ 1,805